Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 36 – Subsequent events

Delisting the Company’s shares from trade on NYSE
According to the resolution of the Company’s board of directors dated January 18, 2021, on February 8, 2021, the Company’s shares were voluntarily delisted from NYSE. For the purpose of de-registration of the Company’s shares in the US and terminating the reporting obligations to the SEC (which do not terminate despite the Company’s shares being delisted from NYSE according to the provisions of the Securities Exchange Act of 1934), the Company is required to comply with the conditions set forth regulations. Since the Company did not comply with said conditions it shall be required to wait at least 12 months from the date the Company’s shares were delisted from NYSE until examining its compliance with the conditions required for purpose of submitting the Form.

After the Company’s shares were delisted from NYSE, the Company switched to a reporting format under the provisions of Chapter F of the Securities Law, which applies to reporting corporations in Israel, in lieu of reporting under the provisions of Chapter E3 of the Securities Law that applied to the Company as a dual listed company. Nevertheless, until completing the termination of the Company’s reporting obligations to the SEC as foregoing, the Company shall also continue to report in accordance with the provisions of US securities law. After termination of the Company’s reporting obligations to the SEC, the Company shall continue to be required to translate its report into English, so long as certain conditions are met, but it shall not be required to comply with the reporting requirements under US law.